Exhibit 99.11

Monthly Investor Report: Verizon Master Trust - VZMT 2025-7

Collection Period	Payment Date	Transaction Month	Series Status at End of Prior Payment Date

February 2026	03/20/2026	6	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	8/21/28	08/20/2031	$601,430,000.00		3.96%			3.96%
Class A-1b	8/21/28	08/20/2031	$200,470,000.00	28	SOFR +0.52%	03/13/2026	3.67223%	4.19%
Class B	8/21/28	08/20/2031	$61,310,000.00		4.21%			4.21%
Class C	8/21/28	08/20/2031	$36,790,000.00		4.40%			4.40%

Total			$900,000,000.00

Series 2025-7 Allocation % x Group One Available Funds	$56,809,337.50
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption
Total Available Funds	$56,809,337.50

Beginning of Period Reserve Account Balance	$9,809,264.31
Required Reserve Amount	$9,809,264.31
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$9,809,264.31

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$64.22	$64.22	$0.00	$0.00	$56,809,273.28
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$56,809,273.28
Asset Representations Reviewer Fee	$40.38	$40.38	$0.00	$0.00	$56,809,232.90
Supplemental ARR Fee	$161.50	$161.50	$0.00	$0.00	$56,809,071.40
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$56,807,821.40
Servicing Fee	$695,269.84	$695,269.84	$0.00	$0.00	$56,112,551.56
Class A-1a Note Interest	$1,984,719.00	$1,984,719.00	$0.00	$0.00	$54,127,832.56
Class A-1b Note Interest	$653,657.16	$653,657.16	$0.00	$0.00	$53,474,175.40
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$53,474,175.40
Class B Note Interest	$215,095.92	$215,095.92	$0.00	$0.00	$53,259,079.48
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$53,259,079.48
Class C Note Interest	$134,896.67	$134,896.67	$0.00	$0.00	$53,124,182.81
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$53,124,182.81
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$53,124,182.81
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$53,124,182.81
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$53,124,182.81
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$53,124,182.81
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$53,124,182.81
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$53,124,182.81
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$53,124,182.81
Class R Interest	$53,124,182.81	$53,124,182.81	$0.00	$0.00	$0.00

Total	$56,809,337.50	$56,809,337.50	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$0.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$1,984,719.00	$0.00	$0.00	$1,984,719.00
Class A-1b	$0.00	$0.00	$653,657.16	$0.00	$0.00	$653,657.16
Class B	$0.00	$0.00	$215,095.92	$0.00	$0.00	$215,095.92
Class C	$0.00	$0.00	$134,896.67	$0.00	$0.00	$134,896.67

Total	$0.00	$0.00	$2,988,368.75	$0.00	$0.00	$2,988,368.75

Noteholder Payments	Note Balance	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
	per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$3.30	$0.00	$3.30	$601,430,000.00	1.00	$601,430,000.00	1.00
Class A-1b	$1,000.00	$3.26	$0.00	$3.26	$200,470,000.00	1.00	$200,470,000.00	1.00
Class B	$1,000.00	$3.51	$0.00	$3.51	$61,310,000.00	1.00	$61,310,000.00	1.00
Class C	$1,000.00	$3.67	$0.00	$3.67	$36,790,000.00	1.00	$36,790,000.00	1.00

Total	$1,000.00	$3.32	$0.00	$3.32	$900,000,000.00	1.00	$900,000,000.00	1.00

	Beginning Period	Add: Deposit	Ending Period

Principal Funding Account Limit	$450,000,000.00		450,000,000.00

Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.